Segment Reporting (Schedule of Capital Additions and Acquisitions by Reportable Segments) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital additions and acquisitions by segment [Line Items]
Total capital additions and acquisitions	$ 1,073	$ 57,842	$ 232,915	$ 636,883	$ 543,700
Operating Segments [Member] | Data Centers [Member]
Capital additions and acquisitions by segment [Line Items]
Total capital additions and acquisitions	995	52,213	114,944	472,438	314,030
Operating Segments [Member] | Healthcare [Member]
Capital additions and acquisitions by segment [Line Items]
Total capital additions and acquisitions	$ 78	$ 5,629	$ 117,971	$ 164,445	$ 229,670